Long-Term and Other Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term and Other Debt
Long-Term and Other Debt
Outstanding Debt and Capital Leases
The following reflects outstanding debt as of the dates indicated below:

			Unamortized	Book value
		Unamortized	deferred	December 31,
	Principal	debt discount	financing costs	2015
Senior Secured Credit Facilities:
Revolver, varying interest rate, due 2018 (1)	$95.0	$—	$—	$95.0
Term Loan, varying interest rate, due 2020	2,254.0	(7.8)	(52.5)	2,193.7
Term Loan, varying interest rate, due 2021	1,980.0	(16.7)	(49.2)	1,914.1
2018 Notes	250.0	—	(2.0)	248.0
2020 Notes	300.0	—	(3.6)	296.4
2021 Notes	350.0	(1.8)	(5.6)	342.6
Secured Notes	950.0	—	(16.4)	933.6
Unsecured Notes	2,200.0	—	(42.1)	2,157.9
Capital lease obligations, 3.9% interest as of December 31, 2015 payable monthly through 2019	25.7	—	—	25.7
Total long-term debt outstanding	$8,404.7	$(26.3)	$(171.4)	$8,207.0
Less: current portion of long-term debt				(50.3)
Long-term debt, excluding current portion				$8,156.7
_______________________________________________________________________________________________________________________

(1)	Unamortized deferred financing costs related to the revolving credit facility are included in Other assets. See additional information included in Note 12 (Other Assets).

			Unamortized	Book value
		Unamortized	deferred	December 31,
	Principal	debt discount	financing costs	2014
Senior Secured Credit Facilities:
Revolver, varying interest rate, due 2018 (1)	$185.0	$—	$—	$185.0
Term Loan, varying interest rate, due 2020	2,277.0	(9.4)	(63.9)	2,203.7
Term Loan, varying interest rate, due 2021	2,000.0	(19.7)	(58.0)	1,922.3
2018 Notes	250.0	—	(2.7)	247.3
2020 Notes	300.0	—	(4.4)	295.6
2021 Notes	350.0	(2.2)	(6.7)	341.1
Secured Notes	950.0	—	(19.2)	930.8
Unsecured Notes	2,200.0	—	(48.2)	2,151.8
Capital lease obligations, 3.9% interest as of December 31, 2014 payable monthly through 2019	35.3	—	—	35.3
Total long-term debt outstanding	$8,547.3	$(31.3)	$(203.1)	$8,312.9
Less: current portion of long-term debt				(50.6)
Long-term debt, excluding current portion				$8,262.3
_______________________________________________________________________________________________________________________

(1)	Unamortized deferred financing costs related to the revolving credit facility are included in Other assets. See additional information included in Note 12 (Other Assets).
The following reflects debt and capital lease payments due over the next five years and beyond as of December 31, 2015:

	As of December 31, 2015
	Total	Within 1 Year	In 2 Years	In 3 Years	In 4 Years	In 5 Years	After 5 Years
Revolver, varying interest rate, due 2018	$95.0	$—	$—	$95.0	$—	$—	$—
Term Loan, varying interest rate, due 2020	2,254.0	23.0	23.0	23.0	23.0	2,162.0	—
Term Loan, varying interest rate, due 2021	1,980.0	20.0	20.0	20.0	20.0	20.0	1,880.0
2018 Notes	250.0	—	—	250.0	—	—	—
2020 Notes	300.0	—	—	—	—	300.0	—
2021 Notes	350.0	—	—	—	—	—	350.0
Secured Notes	950.0	—	—	—	—	—	950.0
Unsecured Notes	2,200.0	—	—	—	—	—	2,200.0
Capital lease obligations, 3.9% interest as of December 31, 2015 payable monthly through 2019	25.7	7.3	7.6	8.0	2.8	—	—
Total long-term debt outstanding	$8,404.7	$50.3	$50.6	$396.0	$45.8	$2,482.0	$5,380.0
Unamortized discount	(26.3)
Unamortized deferred financing costs	$(171.4)
	$8,207.0

Senior Secured Credit Facilities
The Company and certain of its subsidiaries are party to a credit agreement dated as of October 18, 2013, by and among SGI, as the borrower, the Company, as a guarantor, Bank of America, N.A., as administrative agent, and the lenders and other agents party thereto. Prior to the increase in the revolving credit facility and the assumption of the incremental term loans referred to below, the credit agreement provided for senior secured credit facilities in an aggregate principal amount of $2,600 million, consisting of a $300.0 million revolving credit facility, which has dollar and multi-currency tranches and a $2,300 million term B-1 loan facility.
On October 1, 2014, in connection with the Bally acquisition, we amended our existing credit agreement pursuant to which our $300.0 million revolving credit facility was increased by $267.6 million effective upon the Bally acquisition. In addition, we entered into an escrow credit agreement providing for a $2.0 billion senior secured incremental term B-2 loan facility (which became an incremental term B-2 loan facility under our existing credit agreement upon the consummation of the Bally acquisition).
On February 11, 2015, SGI entered into a lender joinder agreement to the credit agreement with an additional revolving commitment lender. Pursuant to the joinder agreement, the amount of the revolving credit facility under the credit agreement was increased by $25.0 million to $592.6 million. Up to $350.0 million of the revolving credit facility is available for issuances of letters of credit.
The term B-1 loans incurred in 2013 under the credit agreement are scheduled to mature on October 18, 2020, the term B-2 loans incurred in 2014 under the credit agreement are scheduled to mature on October 1, 2021 and the revolving credit facility under the credit agreement is scheduled to mature on October 18, 2018. All of the debt incurred under the Credit Agreement is subject to accelerated maturity depending on our liquidity at the time our 2018 Notes, 2020 Notes and 2021 Notes become due.
The term B-1 loans and the term B-2 loans under the credit agreement amortize in equal quarterly installments in an amount equal to 1.00% per annum of the stated principal amount thereof, with the remaining balance due at final maturity.
Interest on the term B-1 loan and the term B-2 loan is payable under the credit agreement at a rate equal to the eurodollar (LIBOR) rate or the base rate, plus an applicable margin, in each case, subject to a eurodollar (LIBOR) rate floor of 1.00% or a base rate floor of 2.00% as applicable. The applicable margin for the term B-1 loans and the term B-2 loans is 5.00% per annum for eurodollar (LIBOR) loans and 4.00% per annum for base rate loans. The initial applicable margin on eurodollar (LIBOR) rate borrowings under the revolving credit facility under the credit agreement is 3.000% per annum and may be reduced by 0.25% or 0.50% based on step downs tied to our net first lien leverage ratio.
SGI is required to pay commitment fees to revolving lenders on the actual daily unused portion of the revolving commitments at a rate of 0.50% per annum through maturity, subject to a step-down to 0.375% based upon the achievement of certain net first lien leverage ratios. SGI may voluntarily prepay all or any portion of outstanding amounts under the credit facilities at any time, in whole or in part, without premium or penalty, subject to redeployment costs in the case of a prepayment of eurocurrency loans on a day that is not the last day of the relevant interest period.
The credit agreement contains certain negative covenants that, among other things and subject to certain exceptions, restrict the Company’s and its restricted subsidiaries’ ability to incur additional debt or guarantees, grant liens on assets, make acquisitions or other investments, dispose of assets, prepay junior indebtedness or modify certain debt instruments, pay dividends or other payments on capital stock, consolidate or merge, enter into arrangements that restrict the ability to pay dividends, transfer assets or grant liens, enter into sale and leaseback transactions, enter into or consummate transactions with affiliates, or change fiscal year. The credit agreement contains customary events of default (subject to customary grace periods and materiality thresholds). Upon the occurrence of certain events of default, the obligations under the credit facilities may be accelerated and the commitments may be terminated.
Borrowings under the credit agreement are guaranteed by the Company and each of its current and future direct and indirect wholly owned domestic subsidiaries (other than SGI), subject to certain customary exceptions as set forth in the credit agreement. The obligations under the credit agreement are secured by a first priority lien on (1) substantially all the property and assets (real and personal, tangible and intangible) of SGI, the Company and the other guarantors and (2) 100% of the capital stock (or other equity interests) of all of the Company’s direct and indirect wholly owned domestic subsidiaries and 65% of the capital stock (or other equity interests) of the direct foreign subsidiaries of SGI and the guarantors, in each case, subject to certain customary exceptions.
In connection with the amended credit agreement and the issuance of the senior secured credit facilities in 2014, the Company capitalized $9.8 million of financing fees related to the revolving credit facility and recorded $84.5 million of debt discount related to $64.5 million financing fees associated with the term loans and $20.0 million of original issuance discount. In addition, in 2014 we expensed $64.7 million of debt financing fees related to commitment fees related to the Bally acquisition, which were included as interest expense in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2014.
Subordinated Notes
2018 Notes
The 2018 Notes issued by the Company bear interest at the rate of 8.125% per annum, which is payable semiannually in arrears on March 15 and September 15 of each year. The 2018 Notes mature on September 15, 2018, unless earlier redeemed or repurchased by the Company, and are subject to the terms and conditions set forth in the indenture governing the 2018 Notes dated as of September 22, 2010 (the "2018 Notes Indenture"). The Company may redeem some or all of the 2018 Notes for cash at any time at the prices specified in the 2018 Notes Indenture.
Upon the occurrence of a change of control (as defined in the 2018 Notes Indenture), the Company must make an offer to purchase the 2018 Notes at a purchase price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase. In addition, following an asset sale (as defined in the 2018 Notes Indenture) and subject to the limitations contained in the 2018 Notes Indenture, the Company must make an offer to purchase certain amounts of the 2018 Notes using the net cash proceeds from such asset sale to the extent such proceeds are not applied as set forth in the 2018 Notes Indenture, at a purchase price equal to 100% of the principal amount of the 2018 Notes to be repurchased, plus accrued interest to the date of repurchase.
The 2018 Notes are unsecured senior subordinated obligations of the Company and are subordinated to all of the Company's existing and future senior debt, rank equally with all of the Company's future senior subordinated debt and rank senior to all of the Company's future debt that is expressly subordinated to the 2018 Notes. The 2018 Notes are guaranteed on an unsecured senior subordinated basis by all of the Company's wholly-owned U.S. subsidiaries (including SGI). The 2018 Notes are structurally subordinated to all of the liabilities of our non-guarantor subsidiaries.
The 2018 Notes Indenture contains certain covenants that, among other things, limit the Company's ability, and the ability of certain of its subsidiaries, to incur additional indebtedness, pay dividends or make distributions or certain other restricted payments, purchase or redeem capital stock, make investments or extend credit, engage in certain transactions with affiliates, engage in sale-leaseback transactions, consummate certain assets sales, effect a consolidation or merger, or sell, transfer, lease or otherwise dispose of all or substantially all assets, or create certain liens and other encumbrances on assets. The 2018 Notes Indenture contains events of default customary for agreements of its type (with customary grace periods, as applicable).
2020 Notes
The 2020 Notes issued by SGI bear interest at the rate of 6.250% per annum, which is payable semiannually in arrears on March 1 and September 1 of each year. The 2020 Notes mature on September 1, 2020, unless earlier redeemed or repurchased, and are subject to the terms and conditions set forth in the indenture governing the 2020 Notes dated as of August 20, 2012 (the "2020 Notes Indenture").
SGI may redeem some or all of the 2020 Notes at any time at the prices specified in the 2020 Notes Indenture.
Upon the occurrence of a change of control (as defined in the 2020 Notes Indenture), SGI must make an offer to purchase the 2020 Notes at a purchase price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase. In addition, following an asset sale (as defined in the 2020 Notes Indenture) and subject to the limitations contained in the 2020 Notes Indenture, SGI must make an offer to purchase certain amounts of the 2020 Notes using the net cash proceeds from such asset sale to the extent such proceeds are not applied as set forth in the 2020 Notes Indenture, at a purchase price equal to 100% of the principal amount of the 2020 Notes to be repurchased, plus accrued interest to the date of repurchase.
The 2020 Notes are unsecured senior subordinated obligations of SGI and are subordinated to all of SGI's existing and future senior debt, rank equally with all of SGI's existing and future senior subordinated debt and rank senior to all of SGI's future debt that is expressly subordinated to the 2020 Notes. The 2020 Notes are guaranteed on an unsecured senior subordinated basis by the Company and all of its wholly owned U.S. subsidiaries (other than SGI). The 2020 Notes are structurally subordinated to all of the liabilities of the Company’s non-guarantor subsidiaries.
The 2020 Notes Indenture contains certain covenants that, among other things, limit the Company's ability, and the ability of certain of its subsidiaries, including SGI, to incur additional indebtedness, pay dividends or make distributions or certain other restricted payments, purchase or redeem capital stock, make investments or extend credit, engage in certain transactions with affiliates, engage in sale-leaseback transactions, consummate certain assets sales, effect a consolidation or merger, or sell, transfer, lease or otherwise dispose of all or substantially all assets, or create certain liens and other encumbrances on assets. The 2020 Notes Indenture contains events of default customary for agreements of its type (with customary grace periods, as applicable).
2021 Notes
On June 4, 2014, SGI issued $350.0 million in aggregate principal amount of 2021 Notes at a price of 99.321% of the principal amount thereof in a private offering to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and to persons outside the United States under Regulation S under the Securities Act. The 2021 Notes were issued pursuant to an indenture dated as of June 4, 2014 (the "2021 Notes Indenture"). In May 2015, SGI completed an exchange offer in which all of the unregistered 2021 Notes were exchanged for a like amount of 2021 Notes that had been registered under the Securities Act.
The 2021 Notes bear interest at the rate of 6.625% per annum, which is payable semiannually in arrears on May 15 and November 15 of each year. The 2021 Notes mature on May 15, 2021, unless earlier redeemed or repurchased, and are subject to the terms and conditions set forth in the 2021 Notes Indenture. In connection with the issuance of the 2021 Notes, the Company recorded $9.7 million of debt discount, of which $7.3 million represents financing costs and $2.4 million represents original issuance discount.
SGI may redeem some or all of the 2021 Notes at any time prior to May 15, 2017 at a redemption price equal to 100% of the principal amount of the 2021 Notes plus accrued and unpaid interest, if any, to the date of redemption plus a "make whole" premium. SGI may redeem some or all of the 2021 Notes at any time on or after May 15, 2017 at the prices specified in the 2021 Notes Indenture.
Upon the occurrence of a change of control (as defined in the 2021 Notes Indenture), SGI must make an offer to purchase the 2021 Notes at a purchase price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase. In addition, following an asset sale (as defined in the 2021 Notes Indenture) and subject to the limitations contained in the 2021 Notes Indenture, SGI must make an offer to purchase certain amounts of the 2021 Notes using the net cash proceeds from such asset sale to the extent such proceeds are not applied as set forth in the 2021 Notes Indenture, at a purchase price equal to 100% of the principal amount of the 2021 Notes to be repurchased, plus accrued interest to the date of repurchase.
The 2021 Notes are unsecured senior subordinated obligations of SGI and are subordinated to all of SGI’s existing and future senior debt, rank equally with all of SGI's existing and future senior subordinated debt and rank senior to all of SGI's future debt that is expressly subordinated to the 2021 Notes. The 2021 Notes are guaranteed on an unsecured senior subordinated basis by the Company and all of its wholly owned U.S. subsidiaries (other than SGI). The 2021 Notes are structurally subordinated to all of the liabilities of the Company’s non-guarantor subsidiaries.
The 2021 Notes Indenture contains certain covenants that, among other things, limit the Company’s ability, and the ability of certain of its subsidiaries, including SGI, to incur additional indebtedness, pay dividends or make distributions or certain other restricted payments, purchase or redeem capital stock, make investments or extend credit, engage in certain transactions with affiliates, consummate certain asset sales, effect a consolidation or merger, or sell, transfer, lease or otherwise dispose of all or substantially all assets, or create certain liens and other encumbrances on assets. The 2021 Notes Indenture contains events of default customary for agreements of its type (with customary grace periods and maturity thresholds, as applicable).
Senior Notes
Unsecured Notes
In connection with the Bally acquisition, on November 21, 2014, Escrow Corp. ("Escrow Corp") issued $2,200.0 million in aggregate principal amount of the Unsecured Notes in a private offering to qualified institutional buyers in accordance with Rule 144A under the Securities Act and to persons outside the United States under Regulation S under the Securities Act. The Unsecured Notes were issued pursuant to an indenture dated as of November 21, 2014 (the "Unsecured Notes Indenture"). Promptly following consummation of the Bally acquisition, Escrow Corp. merged with and into SGI, with SGI continuing as the surviving corporation, and SGI assumed the obligations of Escrow Corp. under the Unsecured Notes and the Unsecured Notes Indenture. In May 2015, SGI completed an exchange offer in which all of the unregistered Unsecured Notes were exchanged for a like amount of Unsecured Notes that had been registered under the Securities Act.
The Unsecured Notes bear interest at the rate of 10.00% per annum, which is payable semi-annually in arrears on June 1 and December 1 of each year, beginning on June 1, 2015. The Unsecured Notes mature on December 1, 2022, unless earlier redeemed or repurchased, and are subject to the terms and conditions set forth in the Unsecured Notes Indenture. In connection with the issuance of the Unsecured Notes, the Company recorded debt discount of $48.9 million related to financing costs.
SGI may redeem some or all of the Unsecured Notes at any time prior to December 1, 2018 at a redemption price equal to 100% of the principal amount of the Unsecured Notes plus accrued and unpaid interest, if any, to the date of redemption plus a "make whole" premium. SGI may redeem some or all of the Unsecured Notes at any time on or after December 1, 2018 at the prices specified in the Unsecured Notes Indenture.
Upon the occurrence of a change of control (as defined in the Unsecured Notes Indenture), SGI must make an offer to purchase the Unsecured Notes at a purchase price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase. In addition, following an asset sale (as defined in the Unsecured Notes Indenture) and subject to the limitations contained in the Unsecured Notes Indenture, SGI must make an offer to purchase certain amounts of the Unsecured Notes using the net cash proceeds from such asset sale to the extent such proceeds are not applied as set forth in the Unsecured Notes Indenture, at a purchase price equal to 100% of the principal amount of the Unsecured Notes to be repurchased, plus accrued interest to the date of repurchase.
The Unsecured Notes are senior unsecured obligations of SGI and rank equally to all of SGI’s existing and future senior debt and rank senior to all of SGI's existing and future senior subordinated debt. The Unsecured Notes are guaranteed on a senior unsecured basis by the Company and all of its wholly owned U.S. subsidiaries (other than SGI). The Unsecured Notes are structurally subordinated to all of the liabilities of the Company’s non-guarantor subsidiaries.
The Unsecured Notes Indenture contains certain covenants that, among other things, limit the Company’s ability, and the ability of certain of its subsidiaries, including SGI, to incur additional indebtedness, pay dividends or make distributions or certain other restricted payments, purchase or redeem capital stock, make investments or extend credit, engage in certain transactions with affiliates, consummate certain asset sales, effect a consolidation or merger, or sell, transfer, lease or otherwise dispose of all or substantially all assets, or create certain liens and other encumbrances on assets. The Unsecured Notes Indenture contains events of default customary for agreements of its type (with customary grace periods and maturity thresholds, as applicable).
Secured Notes
In connection with the Bally acquisition, on November 21, 2014, Escrow Corp. issued $950.0 million in aggregate principal amount of the Secured Notes in a private offering to qualified institutional buyers in accordance with Rule 144A under the Securities Act and to persons outside the United States under Regulation S under the Securities Act. The Secured Notes were issued pursuant to the Secured Notes Indenture. Promptly following consummation of the Bally acquisition, Escrow Corp. merged with and into SGI, with SGI continuing as the surviving corporation, and SGI assumed the obligations of Escrow Corp. under the Secured Notes and the Secured Notes Indenture.
The Secured Notes bear interest at the rate of 7.00% per annum, which is payable semi-annually in arrears on January 1 and July 1 of each year, beginning on July 1, 2015. The Secured Notes mature on January 1, 2022, unless earlier redeemed or repurchased, and are subject to the terms and conditions set forth in the Secured Notes Indenture. In connection with the issuance of the Secured Notes, the Company recorded $19.5 million of debt discount related to financing costs.
SGI may redeem some or all of the Secured Notes at any time prior to January 1, 2018 at a redemption price equal to 100% of the principal amount of the Secured Notes plus accrued and unpaid interest, if any, to the date of redemption plus a "make whole" premium. SGI may redeem some or all of the Secured Notes at any time on or after January 1, 2018 at the prices specified in the Secured Notes Indenture.
Upon the occurrence of a change of control (as defined in the Secured Notes Indenture), SGI must make an offer to purchase the Secured Notes at a purchase price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase. In addition, following an asset sale (as defined in the Secured Notes Indenture) and subject to the limitations contained in the Secured Notes Indenture, SGI must make an offer to purchase certain amounts of the Secured Notes using the net cash proceeds from such asset sale to the extent such proceeds are not applied as set forth in the Secured Notes Indenture, at a purchase price equal to 100% of the principal amount of the Secured Notes to be repurchased, plus accrued interest to the date of repurchase.
The Secured Notes are senior secured obligations of SGI and are equally and ratably secured with SGI’s obligations under the credit agreement. The Secured Notes rank equally to all of SGI’s existing and future senior debt and rank senior to all of SGI's existing and future senior subordinated debt. The Secured Notes are guaranteed on a senior secured basis by the Company and all of its wholly-owned U.S. subsidiaries (other than SGI). The Secured Notes are structurally subordinated to all of the liabilities of the Company’s non-guarantor subsidiaries.
The Secured Notes Indenture contains certain covenants that, among other things, limit the Company’s ability, and the ability of certain of its subsidiaries, including SGI, to incur additional indebtedness, pay dividends or make distributions or certain other restricted payments, purchase or redeem capital stock, make investments or extend credit, engage in certain transactions with affiliates, consummate certain asset sales, effect a consolidation or merger, or sell, transfer, lease or otherwise dispose of all or substantially all assets, or create certain liens and other encumbrances on assets. The Secured Notes Indenture contains events of default customary for agreements of its type (with customary grace periods and maturity thresholds, as applicable).
Covenant Compliance
We were in compliance with the financial covenants under our debt agreements as of December 31, 2015.
Capital Leases
On March 31, 2014, we entered into a new leasing arrangement with ITL for the lease of gaming machines in connection with a long-term services contract with a customer. We completed the placement of the new gaming machines under this contract during the three months ended June 30, 2014 and recorded a capital lease asset and minimum lease liability of $42.8 million. The terms of this leasing arrangement provide for repayment over five years with an interest rate of 3.9%. No additional material capital leases were entered into during the year and our remaining capital lease obligation at December 31, 2015 was $25.7 million.